ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of environmental rehabilitation [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2018	$13,098
Reclamation expenditures	(187)
Unwinding of discount of environmental rehabilitation	479
Revision of provision	1,122
Foreign exchange impact	(824)
Balance, March 31, 2019	$13,688
Reclamation expenditures	(385)
Unwinding of discount of environmental rehabilitation	422
Revision of provision	(4,021)
Derecognition upon disposal of SX Gold	(289)
Foreign exchange impact	(715)
Balance, March 31, 2020	$8,700